UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2008                                                     (Unaudited)

                                                                          Value
                                                      Shares              (000)
--------------------------------------------------------------------------------

COMMON STOCK (76.9%)
AUTOMOTIVE (5.0%)
   Monaco Coach ..............................           270,000   $      2,746
   Spartan Motors ............................         1,000,000          8,970
                                                                   ------------
                                                                         11,716
                                                                   ------------
BANKS (1.6%)
   Popular ...................................           275,000          3,718
                                                                   ------------
BASIC INDUSTRY (0.4%)
   Mueller Industries ........................            30,000            840
                                                                   ------------
ENERGY (22.7%)
   BJ Services ...............................           265,000          5,764
   CE Franklin Ltd.* .........................           741,700          4,754
   Core Laboratories* ........................            78,000          8,791
   Encore Acquisition* .......................           240,000          7,824
   Hercules Offshore* ........................           250,000          5,762
   Petroplus Holdings* (1) ...................            97,250          5,916
   Range Resources ...........................           275,000         14,361
                                                                   ------------
                                                                         53,172
                                                                   ------------
ENTERTAINMENT/LEISURE (0.2%)
   Liberty Media Interactive, Cl A* ..........            24,890            396
                                                                   ------------
FINANCIAL SERVICES (6.2%)
   American Safety Insurance Holdings Ltd.* ..           125,000          2,375
   Capital One Financial .....................           130,000          7,125
   Old Republic International ................           335,000          5,002
                                                                   ------------
                                                                         14,502
                                                                   ------------
FOOD (1.9%)
   Agrium ....................................            70,000          4,509
                                                                   ------------
HOUSING RELATED (1.3%)
   Palm Harbor Homes* ........................           400,000          2,996
                                                                   ------------
INDUSTRIAL/MANUFACTURING (2.7%)
   Actuant, Cl A .............................            67,400          1,842
   FMC .......................................            40,000          2,127
   Mettler Toledo International* .............            24,000          2,383
                                                                   ------------
                                                                          6,352
                                                                   ------------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2008                                                     (Unaudited)

                                                     Shares/              Value
                                                Face Amount(000)          (000)
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER (9.6%)
   Blyth .....................................           110,000   $      2,397
   Dorel Industries, Cl B ....................           128,000          3,706
   Ethan Allen Interiors .....................            86,000          2,662
   Furniture Brands International ............           115,000          1,098
   Jarden* ...................................           275,000          6,886
   Prestige Brands Holdings* .................           775,000          5,789
                                                                   ------------
                                                                         22,538
                                                                   ------------
PAPER & PAPER PRODUCTS (0.8%)
   Chesapeake ................................           406,000          1,803
                                                                   ------------
PRINTING & PUBLISHING (8.3%)
   Cenveo* ...................................           420,000          6,527
   RR Donnelley & Sons .......................           220,000          7,676
   Transcontinental GDR* .....................           360,000          5,356
                                                                   ------------
                                                                         19,559
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (2.3%)
   Mack-Cali Realty ..........................           150,000          5,328
                                                                   ------------
SERVICES (5.8%)
   American Reprographics* ...................           270,000          4,247
   Moody's ...................................           200,000          6,998
   United Stationers* ........................            44,000          2,431
                                                                   ------------
                                                                         13,676
                                                                   ------------
TECHNOLOGY (2.8%)
   Electronic Data Systems ...................           126,000          2,533
   Polycom* ..................................           165,000          4,166
                                                                   ------------
                                                                          6,699
                                                                   ------------
TRANSPORTATION EQUIPMENT (3.9%)
   Commercial Vehicle Group* .................           533,000          5,330
   Wabtec ....................................           110,000          3,783
                                                                   ------------
                                                                          9,113
                                                                   ------------
UTILITIES (1.4%)
   Citizens Communications ...................           300,000          3,441
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $164,161) ...........................                          180,358
                                                                   ------------
U.S. TREASURY OBLIGATIONS (19.1%)
   U.S. Treasury Bills (2)
     4.364%, 03/06/08 ........................   $        15,000         14,977
     4.093%, 04/03/08 ........................            10,000          9,969

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2008                                                     (Unaudited)

                                                       Face
                                                      Amount              Value
                                                   (000)/Shares           (000)
--------------------------------------------------------------------------------

   3.075%, 05/01/08 ..........................   $        10,000   $      9,952
   2.280%, 06/05/08 ..........................            10,000          9,932
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $44,716) ............................                           44,830
                                                                   ------------
CORPORATE BOND (0.2%)
   Mueller Industries
   6.000%, 11/01/14 ..........................               425            381
                                                                   ------------
TOTAL CORPORATE BOND
   (Cost $425) ...............................                              381
                                                                   ------------
CASH EQUIVALENT (6.6%)
   Dreyfus Treasury Prime Cash Management
     Fund, 2.940%(3) .........................        15,430,076         15,430
                                                                   ------------
TOTAL CASH EQUIVALENT
   (Cost $15,430) ............................                           15,430
                                                                   ------------
TOTAL INVESTMENTS (102.8%)
   (Cost $224,732)+ ..........................                     $    240,999
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $234,381.
* NON-INCOME PRODUCING SECURITY.
(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT JANUARY 31, 2008 WAS $5,916 AND REPRESENTED 2.5% OF NET ASSETS.
(2) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(3) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
LTD. -- LIMITED

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $224,732, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $48,748 AND $(32,481), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICIES REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.